Note 5 - Commitments and Contingencies (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2015 ft²
UNITED STATES
Number of Facilities	1	1
CHINA
Number of Facilities	1	1
Lease Monthly Payment	$ 3,800	$ 3,800
Germantown, MD [Member]
Area of Real Estate Property | ft²	1,500	1,500
Lease Monthly Payment	$ 5,700	$ 5,700
San Diego, CA [Member]
Area of Real Estate Property | ft²			3,100
Lease Monthly Payment	13,000	12,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 62,200	$ 87,000